RELATED PARTY TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Related Party Transaction [Line Items]
Total rental income	$ 47,820	$ 44,467	$ 26,001